Document and Entity Information	Oct. 15, 2026
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0002081300
Document Type	8-K
Document Period End Date	Oct. 15, 2026
Entity Registrant Name	SPACSPHERE ACQUISITION CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-43093
Entity Address, Address Line One	8795 Folsom Blvd
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95826
City Area Code	(916)
Local Phone Number	806-7146
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class Ordinary Share Onehalf Of One Redeemable Warrantand One Right To Receive Onefifth Of One Class Ordinary Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, one-half of one redeemable warrant, and one right to receive one-fifth of one Class A ordinary
Trading Symbol	SSACU
Security Exchange Name	NASDAQ
Class Ordinary Shares Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	SSAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class Ordinary Shareat Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	SSACW
Security Exchange Name	NASDAQ
Rights Each Right Entitling Holder To Receive Onefifth 15 Of One Class Ordinary Shareupon Consummation Of Initial Business Combination [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights, each right entitling the holder to receive one-fifth (1/5) of one Class A ordinary share upon the consummation of an initial business
Trading Symbol	SSACR
Security Exchange Name	NASDAQ